Acquisitions	12 Months Ended
Mar. 31, 2014
Acquisitions

3. Acquisitions

(1) Robeco Groep N.V. acquisition

On July 1, 2013, the Company acquired approximately 90.01% of the total voting equity interests of Robeco Groep N.V. (Head office: Rotterdam, the Netherlands, hereinafter, “Robeco”) from Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Head office: Utrecht, the Netherlands, hereinafter, “Rabobank”). As a result, Robeco has become a consolidated subsidiary of the Company. Robeco, a mid-size global asset manager, offers a mix of investment solutions in a broad range of strategies to institutional and private investors worldwide.

The total amount of the acquisition consideration was ¥255,900 million. The initial consideration of ¥250,724 million was paid by ¥231,316 million in cash and 13,902,900 shares issued out of treasury, valued at ¥19,408 million. The 13,902,900 shares issued to Rabobank as part of the total consideration was determined based on the closing price of ¥1,396 of the Company’s common share on the Tokyo Stock Exchange on July 1, 2013 in accordance with the share purchase agreement executed between the Company and Rabobank as of February 19, 2013. In addition, the Company will be required to pay contingent consideration depending on the future performance of a certain section of asset management business for each of Robeco’s fiscal year until the fiscal year ending in December 2015. The estimated fair value of such contingent consideration was ¥5,176 million, which is included in the total consideration transferred. The Company believes that the change in such consideration is not expected to be significant. The estimated fair value of the contingent consideration was ¥2,833 million as of March 31, 2014 with the difference of ¥2,343 million being included as part of other operating revenues in the Company’s consolidated statement of income.

Transaction costs of ¥2,039 million are included in selling, general and administrative expenses in the Company’s consolidated statement of income.

Through this acquisition, the Company aims to expand its global asset management business as one of the measures to pursue new business models by combining finance with related services. The rationales for the Company’s acquisition of Robeco include the strength of Robeco’s global brand, the diversity of its businesses across asset classes and regions, the breadth of its global distribution network and the experience of its investment teams. As a well-managed and relatively autonomous group of businesses with a good performance record, Robeco is the ideal vehicle for the Company to pursue its ambitions in global asset management. Growth opportunities also exist in the pension and asset management markets in Asia and the Middle East, where the Company has an established network.

The Company allocates the acquisition consideration to Robeco’s respective assets acquired and liabilities assumed, and records the identified assets, liabilities and noncontrolling interest based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”). The fair value of noncontrolling interest is estimated based on the acquisition consideration taking into account an appraised value using a market approach (business enterprise value multiples).

The acquisition accounting has not been completed as of June 26, 2014. Although certain items, including pension accounting, are still pending further evaluation, the final purchase price allocations are not expected to differ materially from the current valuation. The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed of Robeco.

Millions of yen
Fair value amounts of assets, liabilities and noncontrolling interest
Cash and Cash Equivalents	¥43,737
Investment in Securities	3,325
Investment in Affiliates	931
Other Receivables	17,938
Prepaid Expenses	1,908
Office Facilities	1,839
Other Assets	372,926
Total Assets	442,604

Trade Notes, Accounts Payable and Other Liabilities	6,529
Accrued Expenses	50,222
Current and Deferred Income Taxes	71,087
Long-Term Debt	31,016
Total Liabilities	158,854

Noncontrolling interests	27,850

Net	¥255,900

Goodwill with a preliminary fair value of ¥131,780 million, and other intangible assets of ¥205,730 million that were identified in connection with the acquisition are included in other assets in the above table and the Company’s consolidated balance sheet as of March 31, 2014. The goodwill is calculated as the excess of consideration transferred and the fair value of noncontrolling interest over the net assets recognized at fair value. The Company calculated the amount of goodwill based on estimates of fair value of assets acquired, liabilities assumed and noncontrolling interest. The goodwill represents the future growth of the ORIX Group from new revenue streams arising from the consolidation of Robeco and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in the Overseas Business segment.

Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets not subject to amortization:
Asset management contracts	¥152,680	—
Trade names	18,115	—

	170,795

Intangibles subject to amortization:
Customer relationships	32,994	7
Software	1,941	7

	34,935

Total	¥205,730

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,162,081	¥1,371,773
Income from Continuing Operations	130,050	187,765

Total revenues and income from continuing operations of Robeco included in the Company’s consolidated statement of income for the year ended March 31, 2014 are ¥111,027 million and ¥17,251 million, respectively.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date. The unaudited supplemental pro forma financial information does not include nonrecurring costs directly attributable to the acquisition, such as certain professional fees, that would not have been incurred had the acquisition not occurred.

(2) DAIKYO INCORPORATED acquisition

In March, 2005, the Company entered into a capital alliance with DAIKYO INCORPORATED (Head office: Shibuya-ku, Tokyo, Japan, hereinafter, “DAIKYO”), which operates condominium development and management businesses. In connection with the capital alliance, the Company acquired 133,720,000 shares of DAIKYO’s common stock, 10,000,000 shares of type-1 preferred stock, 15,000,000 shares of type-2 preferred stock and 25,000,000 shares of type-4 preferred stock. In June, 2008, DAIKYO redeemed certain of type-2 preferred stock and type-4 preferred stock held by the Company. Furthermore, in March 2009, the Company subscribed 25,000,000 shares of type-7 preferred stock and acquired 23,598,144 shares of type-8 preferred stock of DAIKYO. Since entering into the capital alliance, DAIKYO has shifted its business model from one focusing on “Flow business”, such as development and sale of condominiums, to one that achieves a balance between “Flow business” and “Stock business”, such as asset management and brokerage of condominiums. As a result of the shift, DAIKYO has developed business platforms that generate more stable financial performance.

On February 27, 2014, to increase earnings from its investment, the Company has exercised its conversion rights attached to all type-2 preferred stock, type-4 preferred stock, type-7 preferred stock and type-8 preferred stock of DAIKYO held by the Company. As a result, the Company acquired additional 398,204,999 shares of common stock of DAIKYO. Following the conversion, its voting rights in DAIKYO increased from 31.7% to 64.1% and DAIKYO became a consolidated subsidiary of the Company from an equity-method affiliate. There was no additional capital investment in DAIKYO in conjunction with the exercise of the acquisition rights.

Transaction costs of ¥23 million are included in selling, general and administrative expenses in the Company’s consolidated statement of income.

Prior to the exercise of the acquisition rights in February 2014, the Company’s interest in DAIKYO was accounted for under the equity-method of accounting. As a result of this step acquisition, the Company remeasured its previously held equity interest at its fair value of ¥124,606 million which was calculated based primarily on the market price of the common shares on an as-if converted basis adjusted for any control premium, and the Company recognized a gain of ¥58,435 million included in gains on sales of subsidiaries and affiliates and liquidation losses, net in the consolidated statement of income.

The Company allocates the acquisition considerations in the amount of ¥124,606 million to DAIKYO’s respective assets acquired and liabilities assumed and records the identified assets, liabilities and noncontrolling interest based on their fair values at the acquisition date using the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”). The fair value of noncontrolling interest is measured based on the market price of the common shares held by noncontrolling shareholders as of the acquisition date.

The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed from DAIKYO. The acquisition occurred during the three months ended March 31, 2014, and purchase price allocation has not yet been finalized as of June 26, 2014. Because the fair value measurements of these assets and liabilities require estimates based on various assumptions, the provisional amounts are subject to change as more information about facts and circumstances that existed at the acquisition date becomes available.

Millions of yen
Provisional fair value amounts of assets, liabilities and noncontrolling interest
Cash and Cash Equivalents	¥105,328
Investment in Operating Leases	3,710
Investment in Securities	1,438
Investment in Affiliates	44,628
Other Receivables	17,284
Inventories	102,400
Prepaid Expenses	785
Office Facilities	9,274
Other Assets	73,390
Total Assets	358,237

Short-Term Debt	1,647
Trade Notes, Accounts Payable and Other Liabilities	63,909
Accrued Expenses	17,971
Current and Deferred Income Taxes	5,288
Security Deposits	6,289
Long-Term Debt	69,790
Total Liabilities	164,894

Noncontrolling interests	68,737

Net	¥124,606

Goodwill and other intangible assets with a total preliminary fair value of ¥43,426 million was identified in the acquisition are included in other assets in the above table and the Company’s consolidated balance sheet as of March 31, 2014. The goodwill is calculated as the excess of consideration transferred and the fair value of noncontrolling interest over the net assets recognized at fair value. The Company calculated the amount of goodwill based on preliminary estimates of fair value of assets acquired, liabilities assumed and noncontrolling interest. The completion of the purchase price allocation could result in an adjustment to the amount of goodwill and other intangible assets. However, such an adjustment, if any, is not expected to have a significant effect on the Company’s consolidated statement of income. The goodwill represents the future growth of the ORIX Group from new revenue streams arising from the consolidation of DAIKYO and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in the Investment and Operation segment.

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2012, the beginning of the fiscal year ended March 31, 2013:

	Millions of yen
	March 31, 2013	March 31, 2014
Total revenues	¥1,336,271	¥1,617,195
Income from Continuing Operations	133,572	203,243

There are no total revenues and income from continuing operations of DAIKYO after acquisition included in the Company’s consolidated statement of income for the fiscal year ended March 31, 2014.

The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.

Because the acquisition of DAIKYO was made near the fiscal year-end, the Company has not completed substantially all of the acquisition accounting as of June 26, 2014.

(3) Other acquisitions

During fiscal 2012, the Company and its subsidiaries acquired entities for a total cost of ¥11,964 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2013, the amount of goodwill was adjusted from ¥4,024 million to ¥3,478 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥2,476 million. The acquisitions were mainly included in the Corporate Financial Services segment and the Overseas Business segment.

During fiscal 2013, the Company and its subsidiaries acquired entities for a total cost of ¥70,537 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2014, the amount of goodwill was adjusted from ¥34,429 million to ¥24,114 million, of which ¥6,964 million is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥14,491 million to ¥29,090 million. The acquisitions were mainly included in the Retail segment and the Investment and Operation segment.

During fiscal 2014, the Company and its subsidiaries acquired entities, other than Robeco and DAIKYO, for a total cost of ¥62,565 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥39,507 million, of which ¥1,184 million is deductible for income tax calculation purposes. The amount of acquired intangible assets other than goodwill recognized was ¥1,343 million. The Company reflected certain preliminary estimates with respect to the fair value of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets other than goodwill could possibly be adjusted because certain of these acquisitions were made near the fiscal year-end and the purchase price allocations have not completed yet. The acquisitions were mainly included in the Corporate Financial Services segment, the Investment and Operation segment and the Overseas Business segment.

The segment in which goodwill is allocated is disclosed in Note 13 (“Goodwill and Other Intangible Assets”).